Related Party Disclosures - Summary of Transactions With Related Parties (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (203)	£ (237)	£ (182)
Interest, fees and other expenses paid	306	492	400
Amounts owed by related parties	4,128	4,045
Amounts owed to related parties	(3,995)	(3,839)
Ultimate parent
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(120)	(150)	(73)
Interest, fees and other expenses paid	158	334	231
Amounts owed by related parties	1,857	1,817
Amounts owed to related parties	(2,463)	(2,409)
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(54)	(58)	(81)
Interest, fees and other expenses paid	148	158	169
Amounts owed by related parties	37	34
Amounts owed to related parties	(498)	(500)
Associates & joint ventures
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(29)	(29)	(28)
Interest, fees and other expenses paid	0	0	£ 0
Amounts owed by related parties	2,234	2,194
Amounts owed to related parties	£ (1,034)	£ (930)